Business acquisitions and equity investment transactions (Other acquisitions - Narrative) (Details) - Other Acquisitions [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Cash acquired	$ 10,914
Cash consideration payable	382
Consideration prepaid in 2014	654
Net cash outlay	$ 42,793